Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	$ 81,054	$ 74,492
Commitments to extend credit [Member]
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	71,997	64,224
Credit card commitments [Member]
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	7,957	8,728
Standby letters of credit [Member]
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	$ 1,100	$ 1,540